Fair Value Measurements and Hedging (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 20,965	$ 7,299
Asset Impairment Charges		0	0	$ 3,411
Fair Value, Inputs, Level 2 [Member] | DSF $55,000 Facility [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Fair Value Disclosure		49,008
Difference between book and fair value		354
Loan's book value		48,654
Derivative [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Restricted cash, current		$ 10,128	$ 895
Forecast [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income, Effective Portion	$ 654